General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General and Administrative Expense [Abstract]
General and Administrative Expenses
General and Administrative Expenses

General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our company. General and administrative expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	December 31,
	2016	2017	2018
Management fees – related parties	$11,611	$13,511	$16,536
Professional fees (legal and accounting)	528	687	833
Compensation for Directors and Officers	1,907	468	477
Listing fees and expenses	107	96	115
Miscellaneous	1,228	1,356	1,281
Total	$15,381	$16,118	$19,242